Consolidated Statements of Condition (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and due from banks	$ 21,561,288	$ 35,407,715
Interest bearing deposits with other banks	16,228,747	3,990,521
Securities available for sale, at fair value (amortized cost of $413,973,929 in 2012 and $363,539,526 in 2011)	420,907,815	370,625,505
Loans, net of allowance for loan losses of $6,954,269 in 2012 and $6,681,412 in 2011	361,936,495	382,580,529
Bank premises, furniture, fixtures and equipment, net	19,425,292	20,278,443
Other real estate owned, net	4,682,255	4,868,653
Accrued interest receivable	4,665,868	4,445,384
Cash surrender value of life insurance	21,191,930	20,382,063
Intangible assets, net	3,149,657	3,226,612
Other assets	7,090,551	8,140,029
Total assets	880,839,898	853,945,454
Deposits
Non-interest bearing deposits	119,946,574	116,894,676
Interest bearing deposits	522,602,764	455,443,459
Total	642,549,338	572,338,135
Securities sold under agreement to repurchase	73,306,765	120,220,433
Federal Home Loan Bank advances	68,500,000	68,500,000
Accrued interest payable	321,472	372,374
Deferred compensation payable	5,917,662	5,085,935
Other liabilities	1,375,831	1,349,360
Total liabilities	791,971,068	767,866,237
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,861,411 shares issued and outstanding at 2012 and 4,843,911 shares issued and outstanding at 2011	972,282	968,782
Additional paid-in capital	3,620,967	3,247,208
Accumulated other comprehensive gain, net of tax expense of $2,586,340 in 2012 and $2,643,070 in 2011	4,347,546	4,442,909
Retained earnings	79,928,035	77,420,318
Total stockholders' equity	88,868,830	86,079,217
Total liabilities and stockholders' equity	$ 880,839,898	$ 853,945,454